Stock-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Research and Development Expenses	$ 5		$ 9	$ 7	$ 14	$ 79
General and Administrative Expenses	232	148	300	340	554	914
Stock-based compensation expense	$ 237	$ 148	$ 309	$ 347	$ 568	$ 993